Information about Level 3 Assets Measured at Fair Value on Recurring Basis (Detail) (Domestic, JPY ¥) In Millions, unless otherwise specified				12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2013 Level 3	Mar. 31, 2012 Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	¥ 166,697	¥ 156,856	¥ 150,226	¥ 1,757	¥ 1,449
Actual return on plan assets:
Relating to assets still held at end of year				72	(19)
Relating to assets sold during the year				(26)	(45)
Purchases, sales and settlements				5,631	372
Fair value of plan assets at end of year	¥ 166,697	¥ 156,856	¥ 150,226	¥ 7,434	¥ 1,757